Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Foreign Currencies
i.	Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and all its subsidiaries is the U.S. Dollar, except for NEAT and NHEF, whose functional currency is the Australian Dollar.

At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated into the functional currency at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in currencies other than the U.S. Dollar are translated at rates prevailing at the date when the fair value was determined.  All gains and losses on translation of these foreign currency transactions are included in the statements of loss and comprehensive loss.  Non-monetary items that are measured at historical cost in a foreign currency are not retranslated.

For consolidation purposes, the assets and liabilities of entities with functional currencies other than the US Dollar are translated at the period end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting changes are recognized in accumulated other comprehensive loss within equity as currency translation differences.

Use of Estimates
ii.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and the notes thereto. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, accounting for the acquisition of TOML, the valuation of common share-based payments, including valuation of the incentive stock options (Note 16) and the common shares issued to Maersk (Notes 11 and 15), as well as the valuation of warrants liability (Note 14). Actual results could differ materially from those estimates.

Loss Per Share
iii.	Loss Per Share

Basic loss per share is computed by dividing loss available to common shareholders by the weighted average number of common shares outstanding during the year. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the loss per share. The dilutive effect of convertible securities is reflected in the diluted loss per share by application of the “if converted” method. The dilutive effect of outstanding options and their equivalents is reflected in the diluted loss per share by application of the treasury stock method.

Financial Instruments
iv.	Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired, or have been transferred, and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires.

The Company’s financial instruments consists of cash and cash equivalents, receivables, accounts payable and accrued liabilities, and deferred acquisition costs which are recorded at amortized cost as well as warrants to acquire common shares of the Company which are measured at fair value.

Fair Value of Financial Instruments
v.	Fair Value of Financial Instruments

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the reporting date. In accordance with U.S. GAAP, the Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.
●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

There were no transfers between fair value measurement levels during the years ended December 31, 2021 and 2020.

As at December 31, 2021 and 2020, the carrying values of cash and cash equivalents, receivables, accounts payable and accrued expenses and deferred acquisition costs approximate their fair values due to the short-term nature of these instruments.

Cash and Cash Equivalents
vi.	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and term deposits with a remaining term to maturity at acquisition of three months or less. As at December 31, 2021 and 2020, the Company had no cash equivalents.

Equipment
vii.	Equipment

Equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, when it is probable that future economic benefits from such assets will flow to the Company and the cost of such assets can be measured reliably. The carrying amount of an asset is derecognized when it is replaced or taken out of service. Repairs and maintenance costs are charged to the statement of loss and comprehensive loss during the period they are incurred.

The major categories of equipment are amortized on a declining balance basis as follows:

Exploration and other equipment	30%
Office equipment	30%

The Company allocates the amount initially recognized to each asset’s significant components and depreciates each component separately. Amortization methods and useful life of the assets are reviewed at each financial period end and adjusted on a prospective basis, if required.

Gains and losses on disposals of equipment are determined by comparing the proceeds with the carrying amount of the asset and are included in the statement of loss and comprehensive loss.

Leases
viii.	Leases

The Company determines if an arrangement is or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheet. The Company does not have any finance leases.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for operating leases is recognized on a straight-line basis over the lease term. Differences between the calculated lease payment and actual payment are expensed as incurred. Amortization of finance lease assets is recognized over the lease term. Interest expense on finance lease liabilities is recognized over the lease term in interest expense. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

The Company elected to apply the short-term lease recognition exemption to all of its lease arrangements and recorded an expense of $132 (2020: $117) for lease payments during the year ended December 31, 2021 relating to office premises and employee accommodations. Such lease expense is disclosed under general and administrative expenses within the statement of loss and comprehensive loss and forms part of cash flow from operating activities.

Exploration Contracts
ix.	Exploration Contracts

The Company is in the exploration stage with respect to its investment in exploration contracts and follows the practice of capitalizing costs related to the acquisition of such exploration contracts. The cost of exploration contracts will be charged to operations using a unit-of-production method based on proven and probable reserves once commercial production commences in the future.

Exploration and Evaluation Expenses

x.Exploration and Evaluation Expenses

The Company expenses all costs related to exploration and development of exploration contracts. Such exploration and development costs include, but are not limited to, exploration contract management, geological, geochemical and geophysical studies, environmental studies and process development.

Share-Based Compensation
xi.	Share-Based Compensation

Share-based compensation is measured at the grant date based on the fair value of the award and is recognized over the requisite service period. Share-based compensation costs are charged to exploration and evaluation expenses or general and administrative expenses in the statement of loss and comprehensive loss. The Company recognizes forfeiture of any awards as they occur. The Company records share-based compensation from the issuance of stock options and restricted share units (“RSUs”) to employees with service-based conditions using the accelerated attribution method.

For stock options issued with performance conditions (Note 16), the Company recognizes share-based compensation cost when the specific performance targets become probable of being achieved using the accelerated attribution method. When these costs relate to equity financing, they are netted against share capital as a share issuance cost. The fair value of stock option awards with only service and/or performance conditions is estimated on the grant date using a Black-Scholes option-pricing model.

For stock options issued with market conditions (Note 16), the Company recognizes share-based compensation cost over the expected achievement period for the related market capitalization milestone determined on the grant date. If the related market capitalization milestone is achieved earlier than its expected achievement period, then any unamortized share-based compensation cost for that milestone is recognized at that time. The fair value of market-based stock option awards is estimated on the grant date using Monte-Carlo simulations.

The Company at times grants common shares, stock options or RSUs in lieu of cash to certain vendors for their services to the Company. The Company recognizes the associated cost in the same period and manner as if the Company paid cash for the services provided.

Warrants Liability
xii.	Warrants Liability

The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to U.S. GAAP Accounting Standard Coding (“ASC”) 480, Distinguishing Liability from Equity, and ASC 815, Derivatives and Hedging. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for the Public Warrants and Private Warrants (as defined below) in accordance with the guidance contained in ASC 815 (Subtopic 40), Derivative and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”), and the U.S. Securities and Exchange Commission (“SEC”) Division of Corporation Finance’s April 12, 2021 Public Statement, Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SEC Statement”), under which, subsequent to the Business Combination, the  15,000,000 common share warrants issued by SOAC as part of the units offered in its initial public offering (“Public Warrants”) were determined to meet the criteria for equity classification, while the  9,500,000 private placement common share warrants issued by SOAC in a private placement simultaneously with the closing of the initial public offering (“Private Warrants”) did not meet the criteria for equity classification and must be recorded as liabilities. Specifically, the terms of the Private Warrants provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder, and, because the holder of a Private Warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such provision would preclude the Private Warrants from being classified in equity and should be classified as a liability. Accordingly, the Company classified the Private Warrants as liabilities measured at fair value and adjusts the Private Warrants to their fair value at the end of each reporting period. The warrant liability is subject to re-measurement at each balance sheet date until exercised with any changes in fair value being recognized in the Company’s statement of loss and comprehensive loss.

Income Taxes
xiii.	Income Taxes

Income tax expense represents the sum of current tax expense and deferred tax expense.

Current tax expense is based on taxable profit for the year and includes any adjustments to tax payable in respect of previous years. Taxable profit differs from accounting profit or loss as reported in the consolidated income statement because it excludes (i) items of income or expense that are taxable or deductible in other years and (ii) items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted by the balance sheet date.

The Company’s policy is to account for income tax related interest and penalties in income tax expense in the accompanying statements of loss and comprehensive loss.

Deferred tax income taxes are accounted for using the asset and liability method. Deferred income tax assets and liabilities are based on temporary differences, which are differences between the accounting basis and tax basis of assets and liabilities, non-capital loss, capital loss, and tax credits carryforwards and are measured using the enacted tax rates and laws expected to apply when these differences reverse. Deferred tax benefits, including non-capital loss, capital loss, and tax credits carryforwards are recognized to the extent that realization of such benefits is considered more likely than not. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated income statement in the period that enactment occurs. When realization of deferred income tax assets does not meet the more likely than not criterion for recognition, a valuation allowance is provided.

Valuation of warrants liability

iii.Valuation of Warrants Liability

The Company re-measures the fair value of the Private Warrants at the end of each reporting period. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model whereby the expected volatility was estimated using a binomial model based on consideration of the implied volatility from the Company’s Public Warrants adjusted to account for the call feature of the Public Warrants at prices above $18.00 during 20 trading days within any 30-trading day period.